SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2013
Short Term Deposits and Marketable Securities [Abstract]
Short Term Deposits and Marketable Securities [Text Block]
NOTE 3 — SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES

	DECEMBER 31,
	2013	2012

Bank deposits (1)	$9,001	$30,310
Marketable securities - government and corporate bonds (2)	15,203	10,600
Marketable securities - equities(3)	7,383	5,035
	$31,587	$45,945

(1) The bank deposits bear interest at an average annual rate of 2.1% and 1.3% for 2013 and 2012, respectively.
(2) The Bonds provide a yield at an average annual rate of 1.5% and 1.55% for 2013 and 2012, respectively.
(3) Unrealized net gains are immaterial.